Other Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Accrued Expenses
7.	Other Accrued Expenses (in thousands)

	December 31, 2023	December 31, 2022
Accrued payroll and related	$218	$145
Accrued secondary offering costs	—	150
Delaware franchise tax	160	—
Other	117	97

Total other accrued expenses	$495	$392